INCOME TAXES (Tables)	12 Months Ended
Dec. 31, 2023
Income Tax Disclosure [Abstract]
SCHEDULE OF DEFERRED TAX ASSETS AND LIABILITIES

	December 31,
	2023	2022
Deferred tax assets:
Net operating loss carryforwards	$19,354,491	$16,733,582
Deferred tax liabilities:
Indefinite lived intangible assets	(1,840,170)	—
Valuation allowance	(17,882,355)	(16,733,582)
Net deferred tax assets (liabilities)	$(368,034)	$—

SCHEDULE OF THE COMPANY'S EFFECTIVE TAX RATE TO THE STATUTORY FEDERAL RATE

	Years Ended December 31,
	2023	2022
Statutory federal rate	21.0%	21.0%
State income taxes net of federal income tax benefit	7.0	7.0
Permanent adjustment	(18.0)	—
Change in valuation allowance	(14.4)	(28.0)
Effective income tax rate	(4.4)%	—